18 Trade and other payables (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Trade payables	£ 725	£ 286	£ 2,271
Other payables	13		1,141
Accruals	1,765	1,025	3,090
Total financial liabilities, excluding loans and borrowings, classified as financial liabilities measured at amortised cost	2,503	1,311	6,502
Tax and social security	86	347	359
Deferred revenue and government grants	1,905	445	1,141
Total trade and other payables	£ 4,494	£ 2,103	£ 8,002